INCOME TAX (Details 1)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of income tax expense:
Income tax benefit computed at federal statutory tax rate	34.00%	34.00%
State taxes, net of federal benefit	(14.80%)	3.80%
Non-deductible items	(139.20%)	(7.00%)
General business credits and other credits	(10.20%)	2.10%
Change in valuation allowance	130.50%	(34.50%)
Other	(0.30%)	1.60%
Effective tax rate	0.00%	0.00%